Fees Summary	Jun. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,967,000
Previously Paid Amount	0.00
Total Fee Amount	607.35
Total Offset Amount	0.00
Net Fee	607.35
Narrative - Max Aggregate Offering Price	$ 3,967,000
Final Prospectus	true